Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventories

	2019	2018

Raw materials	$25,985	$27,638
Work in progress	779	902
Finished goods	1,060,615	1,320,562
Total inventories	$1,087,379	$1,349,102
Less: inventory impairment loss	(2,363)	-
Inventories, net	1,085,016	1,349,102